Note C - Securities - Securities Held-to-maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Securities held to maturity, amortized cost	$ 15,816	$ 17,581
Securities held to maturity, gross unrecognized gains	502	533
Securities held to maturity, gross unrecognized losses	(84)	(35)
Securities held to maturity	16,234	18,079
US States and Political Subdivisions Debt Securities [Member]
Securities held to maturity, amortized cost	15,813	17,577
Securities held to maturity, gross unrecognized gains	502	533
Securities held to maturity, gross unrecognized losses	(84)	(35)
Securities held to maturity	16,231	18,075
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Securities held to maturity, amortized cost	3	4
Securities held to maturity, gross unrecognized gains
Securities held to maturity, gross unrecognized losses
Securities held to maturity	$ 3	$ 4